Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings [Abstract]
Schedule of Borrowings

	December 31, 2016	December 31, 2015
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$94,250	$119,250
BNP Paribas S.A. and DVB Bank S.E.	60,750	65,250
Eurobank Ergasias S.A. $52,200	38,297	41,025
Eurobank Ergasias S.A. $52,000	36,102	38,550
Norddeutsche Landesbank Girozentrale	25,391	26,953
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	48,828	51,953
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	97,615	125,000
HSH Nordbank AG $40,300	—	34,633
BNP Paribas $44,000	40,000	44,000

	1,111,233	1,216,614
Less: Deferred finance costs, net	(16,685)	(20,640)
Add: bond premium	1,390	1,609

Total borrowings	$1,095,938	$1,197,583
Less: current portion, net of deferred finance costs	(55,000)	(62,643)

Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,040,938	$1,134,940

Long-Term Debt Obligations

December 31, 2016
Long-Term Debt Obligations:
Year
December 31, 2017	$56,402
December 31, 2018	68,194
December 31, 2019	126,004
December 31, 2020	111,164
December 31, 2021	698,688
December 31, 2022 and thereafter	50,781

Total	$1,111,233